Revenue - Additional Information (Details) oz in Millions	Mar. 10, 2020 $ / Ounce oz	Dec. 31, 2023 $ / Ounce oz
Offtake Arrangement | Los Filos
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of ounces to be delivered before pricing mechanism using offset arrangement	1.1
Number of ounces delivered under offtake arrangements		0.4
Offtake Arrangement | Fazenda, RDM, Pilar and Santa Luz
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of ounces to be delivered before pricing mechanism using offset arrangement	0.7
Number of ounces delivered under offtake arrangements		0.3
Silver Streaming Arrangement | WPM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment per ounce | $ / Ounce	3.90	4.68
Gold | Offtake Arrangement | Los Filos
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of gold production to be issued to offset arrangement	50.00%
Gold | Offtake Arrangement | Fazenda, RDM, Pilar and Santa Luz
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of gold production to be issued to offset arrangement	35.00%
Silver | Silver Streaming Arrangement | WPM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of ounces to be payable using streaming arrangement	5.0
Number of ounces delivered under streaming arrangement		2.3